Consolidated Statement of Financial Position SDG in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Current assets [abstract]
Cash and cash equivalents	$ 231,669	$ 313,147	$ 59,807
Fixed and pledged deposits	6,555	8,860	7,727
Trade receivables	68,477	92,561	36,919
Contract assets	36,521	49,365	46,842
Other receivables	9,780	13,220	12,257
Financial assets measured at fair value through profit or loss	17,743	23,983
Income tax receivable	13	17
Total current assets	370,758	501,153	163,552
Non-current assets [abstract]
Pledged deposits	337	456	2,377
Other receivables	3,530	4,771	5,874
Plant and equipment	29,377	39,709	40,581
Right-of-use assets	24,532	33,160	29,221
Deferred tax assets	1,437	1,943	1,580
Investment in an associate	235	318	229
Total non-current assets	59,448	80,357	79,862
Total assets	430,206	581,510	243,414
Current liabilities [abstract]
Other payables	28,924	39,096	37,200
Bank loans	10,244	13,847	24,170
Lease liabilities	10,764	14,550	14,664
Provision for reinstatement cost	2,710	3,663	452
Income tax payable	10,886	14,715	13,257
Total current liabilities	63,528	85,871	89,743
Non-current liabilities [abstract]
Bank loans	2,192	2,963	16,136
Lease liabilities	15,803	21,361	17,823
Provision for reinstatement cost	3,243	4,384	5,617
Defined benefit obligation	1,271	1,718	1,435
Deferred tax liabilities	1,115	1,507	129
Total non-current liabilities	23,624	31,933	41,140
Capital, reserves and non-controlling interests
Share capital	14	19		[1]
Reserves	168,070	227,181	(19,843)
Retained earnings	174,955	236,486	132,371
Equity attributable to owners of the Group	343,039	463,686	112,528
Non-controlling interests	15	20	3
Total equity	343,054	463,706	112,531
Total liabilities and equity	$ 430,206	$ 581,510	$ 243,414

[1]	Amount is less than S$1,000